Taxation - Schedule of valuation allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Balance as of January 1	¥ 146,617	¥ 116,606
Change of valuation allowance	105,452	30,011
Balance as of December 31	¥ 252,069	¥ 146,617